Equity - Summary of Equity Share Capital (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Number of shares beginning balance	172	183	187
Beginning balance	$ (1,946)	$ (1,608)	$ (1,474)
Repurchased and cancelled under share repurchase programme	(7)	(11)	(4)
Exchange adjustments	$ 0
Number of shares ending balance	165	172	183
Ending balance	$ (2,308)	$ (1,946)	$ (1,608)
Nominal value [Member]
Disclosure of classes of share capital [line items]
Beginning balance	46	46	53
Repurchased and cancelled under share repurchase programme	(2)	(3)	(1)
Exchange adjustments	(1)	3	(6)
Ending balance	43	46	46
Share premium [Member]
Disclosure of classes of share capital [line items]
Beginning balance	95	91	101
Repurchased and cancelled under share repurchase programme	0	0
Exchange adjustments	(1)	4	(10)
Ending balance	94	95	91
Equity share capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	141	137	154
Repurchased and cancelled under share repurchase programme	(2)	(3)	(1)
Exchange adjustments	(2)	7	(16)
Ending balance	$ 137	$ 141	$ 137